Accounts Receivable - Schedule of Movements in the Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements in the Allowance for Expected Credit Losses [Abstract]
Balance	$ 106,475	$ 109,651
Provision for expected credit losses	26,324	112,122	$ 2,199
Write off	(11,683)	(112,246)
Exchange realignment	(2,447)	(3,052)
Balance	$ 118,669	$ 106,475	$ 109,651